TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2020
TRADE PAYABLES
Schedule of Trade Payables

	As of December 31,
	2020	2019
Current
Suppliers and commercial accruals	38,445	42,315
Companies under sect. 33 - Law No. 19,550 and Related Parties (Note 27.c)	913	1,200
	39,358	43,515
Non-current
Suppliers and commercial accruals	2,448	3,206
	2,448	3,206
Total trade payables	41,806	46,721